REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

MARK SILVERSTEIN, PORTFOLIO MANAGER OF THE BEA SHORT DURATION PORTFOLIO, ANSWERS QUESTIONS ABOUT THE PORTFOLIO.

Q. HOW WOULD YOU ASSESS THE PORTFOLIO'S PERFORMANCE DURING 1996?

A. For the year ended December 31, 1996, the Portfolio's total return was 5.73% (Client shares). In comparison, the Portfolio's unmanaged benchmark, the Merrill Lynch 1-3 Year Government/Treasury Bond Index, produced a total return of 4.98%. The benchmark is a widely accepted measure of the performance of U.S. Government and Treasury Bonds in this maturity range.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. The reason that we outperformed the 1-3 year index is that the duration of our Portfolio was only about one year, so we were about a year shorter than the benchmark. In a period of generally rising interest rates, portfolios with shorter durations perform better than those with longer durations. During 1996, two-year interest rates were up about 0.70%, while short-term rates rose much less. At times the duration was even a bit shorter at 85% to 90% of a year because we felt that the economy was picking up steam and that the Federal Reserve was shifting its policy toward a possible tightening.

Q. WHAT WAS YOUR STRATEGY IN THIS ENVIRONMENT?

A. The portfolio is investment-grade only, so we took advantage of the sectors that we could-- corporate bonds, asset-backs and mortgages. We brought down the asset-backed weighting and increased the mortgage weighting during the year, and we did that because asset-backs performed particularly well and mortgages lagged a little bit, so we thought we might be able to get some extra yield in the mortgage sector. The corporate sector remained very small, because corporates are by far the richest sector compared to the other two. There's very little supply in shorter maturity corporates, and the insurance companies and mutual funds are natural buyers for those. In contrast, the asset-backed market is growing in issuance, up 30% to $150 billion in 1996 compared to 1995. There are also a growing number of investors who are allowed to buy them.

In the asset-backed sector, we focused our attention on several types of collateral--credit-card securities, automobile loans and mobile-home loans. These are the largest sectors of the asset-backed market and among the most stable in terms of cash flows. There are often some opportunities in lower rated BBB asset-backs, and we are paid very well to be involved in those securities. The yield on asset-backs is usually 0.20% to 0.50% above Treasuries. The main reason that we have owned asset-backs is that they are more stable in nature and the Portfolio is very conservative. There were many institutional investors who were searching wherever they could for yield, and therefore all non-Treasury sectors of the market did well in 1996.

Q. WHAT IS YOUR OUTLOOK AND YOUR CURRENT STRATEGY FOR 1997?

A. Our current strategy is unchanged. We think that 1997 is going to be a lot like 1996. Given that there are still a lot of investors who need yield to beat their benchmarks, these non-Treasury sectors are going to do well. The risk is that we either have a recession or negative credit surprises. We think both of those events are unlikely. Most of the press argues whether economic growth will be 2% or 2.5%, not whether it will be -3%. Interest rates have backed up recently, and there seems to be more fear of a Federal Reserve Board action to raise interest rates rather than lower them. Therefore, we will keep the Portfolio's duration at its target of one year.

================================================================================
INVESTMENT GOAL

The BEA Short Duration Portfolio is an open-end mutual fund that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Portfolio is normally managed to maintain an average duration of one year, with a maximum of 1.5 years. A one-year duration implies that if interest rates move one percentage point down or up, then the value of the Portfolio should rise or fall by one percentage point. The Portfolio must maintain an average dollar-weighted credit rating of at least single A-, and only investment-grade securities may be included in the Portfolio.
================================================================================

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1996

                                             CLIENT
                                             SHARES
                                           ----------
        Inception Date                     12/10/92*
        1 Year                                5.73%
        Since Inception                       5.54%

---------------

* The Portfolio operated as a money market fund from August 28, 1990, through December 9, 1992. This performance is not reflected.

The Portfolio terminated its offering of Service Shares on December 23, 1996 and the Investor Shares on December 29, 1996.

Past performance is no guarantee of future results. Investment return and principal values will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A LOOK AT PERFORMANCE

     The following graph represents a hypothetical $10,000 investment made at the inception of the Portfolio compared to a hypothetical $10,000 investment in the Merrill Lynch 1-3 Year Government/ Treasury Bond Index, an unmanaged index of U.S. Government/Treasury securities with maturities of 1 to 3 years. The index does not include investment expenses, which an investor would normally incur when making any type of investment. Past performance is not indicative of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  Measurement Period                               Client Shares -- Inception:
(Fiscal Year Covered)                                       12/10/92
12/10/92                                                      10000

12/31/92                                                      10033

12/31/93                                                      10583

12/31/94                                                      10874

12/31/95                                                      11776

12/31/96                                                      12451

  Measurement Period                             Merrill Lynch 1-3 Year Govern-
(Fiscal Year Covered)                              ment/Treasury Bond Index

12/10/92                                                      10000

12/31/92                                                      10056

12/31/93                                                      10600

12/31/94                                                      10660

12/31/95                                                      11832

12/31/96                                                      12421


THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     MOODY'S/S&P     INTEREST/               PRINCIPAL
                                                       RATINGS       DISCOUNT    MATURITY     AMOUNT         VALUE
                                                     (UNAUDITED)       RATE        DATE        (000)       (NOTE 2)
                                                    -------------    --------    --------    ---------    -----------
LONG-TERM INVESTMENTS -- 77.5%
CORPORATE OBLIGATIONS -- 50.2%
ASSET BACKED SECURITIES -- 38.8%
  AFC Home Equity Loan, Tr Series 1994-1, Class
    1A............................................     Aaa/AAA         6.40%      3/25/24     $ 1,348     $ 1,335,119
  Chase Credit Card Master Trust, Series 1996-4,
    Class A.......................................     Aaa/AAA         5.74*      7/15/06       2,000       2,002,540
  Choice Credit Card Master Trust, Series 1992-2,
    Class A.......................................     Aaa/AAA         5.80*      1/15/98       2,000       2,001,440
  DanMall Financial, Inc., Class A-1, 144A (b)....      NR/NR          6.19*     10/22/01       2,130       2,130,000
  Discover Card Trust, Series 1991-D, Class A.....     Aaa/AAA         8.00      10/16/00       2,250       2,319,322
  Fleetwood Credit Corp. Grantor Trust, Series
    1992-A, Class A...............................     Aaa/AAA         7.10       2/15/07         512         515,071
  Fleetwood Credit Corp., Series 1994-B...........     Aaa/AAA         6.75       3/15/10       1,187       1,193,466
  Ford Credit Auto Loan, Series 1994-1............     Aaa/AAA         5.73*      7/15/01       1,355       1,351,057
  Green Tree Financial Corp., Series 1992-1, Class
    A5............................................     Aa3/AAA         6.50      10/15/17         905         905,704
  Green Tree Financial Corp., Series 1994-A, Class
    A.............................................    BBB+/Baa3        6.90       2/15/04       1,748       1,745,314
  Green Tree Financial Corp., Series 1995-6, Class
    A3............................................     Aaa/AAA         6.65       9/15/26       2,265       2,287,809
  IBM Credit Corp., 1993-1, Class A...............     Aaa/AAA         4.55      11/15/00         641         636,888
  Kidder Peabody Acceptance Corp., Series 1993-M1,
    Class A1......................................     AA/Aa2          7.15       4/25/25       1,187       1,190,082
  NationsCredit Grantor Trust, Series 1996-1,
    Class A.......................................     Aaa/AAA         5.85       9/15/11         841         827,483
  SEC: Pacific Home Equity Loan, Series 1991-2,
    Class A.......................................     Aaa/AAA         8.10       6/15/20          34          34,289
  Saab Trust, Series 1994-A, 144A (b) (c).........     Aaa/AAA         6.15       4/11/00         193         192,642
  Security Pacific Acceptance Corp., 1995-1, Class
    A2............................................     Aaa/AAA         6.70       4/10/20       1,350       1,359,328
  Volvo Auto Receivables Grantor Trust, Series
    1992-A, Class A...............................     Aaa/AAA         4.65       6/15/98          78          78,320
  Vornado Finance Corp., Series 93 M-01, 144A (b)
    (c)...........................................     NR/AAA          6.06*      12/1/00       2,300       2,297,930
                                                                                                          -----------
Total Asset Backed Securities
  (Cost -- $24,382,081)...........................                                                         24,403,804
                                                                                                          -----------

                                                                       Continued

                                                     MOODY'S/S&P     INTEREST/               PRINCIPAL
                                                       RATINGS       DISCOUNT    MATURITY     AMOUNT         VALUE
                                                     (UNAUDITED)       RATE        DATE        (000)       (NOTE 2)
                                                    -------------    --------    --------    ---------    -----------
CORPORATE BONDS -- 11.4%
BANKING, INSURANCE & FINANCE -- 11.4%
  Hong Kong Shanghai Bank, Series 3...............      A2/NR          6.71%*     7/30/49     $ 1,000     $   856,900
  Nacional Financiera Trust Division (c)..........      NR/NR          8.11*      3/31/99         276         263,825
  National Westminster Bank.......................     Aa3/A+          5.88*      8/29/49         890         794,370
  Nomura Asset Securities Corp., Series 1994......     AAA/AAA         6.64*       7/7/03         822         837,201
  Okobank, 144 A (b)..............................      A3/NR          7.01*     10/29/49       1,000       1,024,000
  Time Warner.....................................    Ba1/BBB-         6.46*      8/15/00       2,000       2,000,364
  Trans Financial Bank............................    Baa3/BBB-        6.32      10/17/97       1,400       1,398,463
                                                                                                          -----------
Total Corporate Bonds (Cost -- $7,027,451)........                                                          7,175,123
                                                                                                          -----------
Total Corporate Obligations
  (Cost -- $31,409,532)...........................                                                         31,578,927
                                                                                                          -----------
U.S. GOVERNMENT AGENCIES -- 27.3%
  Federal Home Loan Bank..........................     Aaa/AAA         4.00        1/2/97       3,500       3,498,833
  Federal Home Loan Mortgage Corp., Pool #1184....     Aaa/AAA         8.00      12/15/18       1,860       1,887,151
  Federal National Mortgage Assoc.................     Aaa/AAA         5.34       2/12/97       3,000       2,981,308
  Federal National Mortgage Assoc., Pool
    #190856.......................................     Aaa/AAA         7.50        2/1/00       5,374       5,451,425
  Federal National Mortgage Assoc., Pool
    #90-108E......................................     Aaa/AAA         8.50       6/25/19       1,024       1,041,407
  Government National Mortgage Assoc., Pool
    #8765.........................................     Aaa/AAA         5.50      12/20/25       2,289       2,271,192
                                                                                                          -----------
Total U.S. Government Agencies
  (Cost -- $17,080,665)...........................                                                         17,131,316
                                                                                                          -----------
Total Long-Term Investments
  (Cost -- $48,490,197)...........................                                                         48,710,243
                                                                                                          -----------
REPURCHASE AGREEMENTS -- 22.3%:
  Goldman Sachs, dated 12/31/96, (Collateralized
    by $3,570,000 U.S. Treasury Notes, 6.00%,
    12/31/97, value -- $3,577,140)................                     6.25        1/2/97       3,500       3,500,000
  Morgan Stanley, dated 12/31/96, (Collateralized
    by $2,345,000 U.S. Treasury Bonds, 11.25%,
    2/15/15, value -- $3,584,079).................                     6.25        1/2/97       3,500       3,500,000

                                                                       Continued

                                                     MOODY'S/S&P     INTEREST/               PRINCIPAL
                                                       RATINGS       DISCOUNT    MATURITY     AMOUNT         VALUE
                                                     (UNAUDITED)       RATE        DATE        (000)       (NOTE 2)
                                                    -------------    --------    --------    ---------    -----------
  Nomura Securities, dated 12/31/96,
    (Collateralized by $3,405,000 U.S. Treasury
    Notes, 7.75%, 12/31/99,
    value -- $3,570,994)..........................                    6.00%        1/2/97     $ 3,500     $ 3,500,000
  Union Bank of Switzerland, dated 12/31/96,
    (Collateralized by $2,738,000 U.S. Treasury
    Bonds, 8.88%, 2/15/19, value -- $3,593,756)...                    5.88         1/2/97       3,500       3,500,000
                                                                                                          -----------
Total Repurchase Agreements
  (Cost -- $14,000,000)...........................                                                         14,000,000
                                                                                                          -----------
TOTAL INVESTMENTS
  (COST -- $62,490,197)(A) -- 99.8%...............                                                         62,710,243
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....                                                            103,789
                                                                                                          -----------
NET ASSETS -- 100.0%..............................                                                        $62,814,032
                                                                                                          ===========

---------------
Percentages indicated are based on net assets of $62,814,032.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                       $          349,782
Unrealized depreciation)                                (129,736)
                                                       ---------
Net unrealized appreciation                   $          220,046
                                                       =========

(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(c) Illiquid Securities.

 * Floating or variable rate securities. Maturity date reflects the final maturity date. The rate resets daily, weekly, monthly or quarterly. The rate reflected is the rate as of December 31, 1996.

NR = Not Rated.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $48,490,197).......................................   $48,710,243
  Repurchase Agreements (cost $14,000,000).....................................................    14,000,000
  Cash.........................................................................................        63,446
  Interest receivable..........................................................................       324,762
  Deferred organization costs..................................................................        19,102
  Prepaid expenses.............................................................................       118,520
                                                                                                  -----------
Total assets...................................................................................    63,236,073
                                                                                                  -----------
LIABILITIES
  Dividends payable............................................................................       301,679
  Payable for Portfolio shares redeemed........................................................         1,801
  Accrued expenses and other payables:
    Advisory fees..............................................................................        25,348
    Administration fees........................................................................        14,406
    Other......................................................................................        78,807
                                                                                                  -----------
Total liabilities..............................................................................       422,041
                                                                                                  -----------
NET ASSETS.....................................................................................   $62,814,032
                                                                                                  ===========
Net Asset Value and Redemption Price Per Share:
BEA Client Shares:
  ($62,814,032/12,623,531 shares of common stock issued and outstanding).......................         $4.98
                                                                                                  ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par ($0.001 per share)............................................   $    12,624
  Additional paid-in capital...................................................................    63,302,768
  Undistributed (distributions in excess of) net investment income.............................       (22,469)
  Net unrealized appreciation from investments.................................................       220,046
  Accumulated net realized losses..............................................................      (698,937)
                                                                                                  -----------
Net Assets, December 31, 1996..................................................................   $62,814,032
                                                                                                  ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest.............................................................................               $5,032,846
Expenses
  Advisory fees......................................................................   $119,269
  Administration fees................................................................     95,415
  Special investors services fees (BEA Investor Shares)..............................     48,640
  Custodian fees and expenses........................................................    106,331
  Audit fees.........................................................................     19,244
  Legal fees.........................................................................     22,779
  Insurance expense..................................................................      8,904
  Directors' fees....................................................................      5,629
  Registration fees..................................................................     28,201
  Amortization of organization expenses..............................................     18,977
  Transfer agent fees and expenses...................................................     79,768
  Reports to shareholders............................................................     14,519
  Other expenses.....................................................................      1,666
                                                                                        --------
    Total expenses before waivers/reimbursements.....................................    569,342
    Less:Waivers/reimbursements......................................................   (132,710)
    Less: Expenses paid by third parties.............................................     (6,103)
                                                                                        --------
Total expenses.......................................................................                  430,529
                                                                                                    ----------
Net Investment Income................................................................                4,602,317
                                                                                                    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM SECURITIES TRANSACTIONS
  Net realized gains from securities transactions....................................                  576,218
  Net change in unrealized depreciation from investments.............................                 (918,133)
                                                                                                    ----------
Net Realized and Unrealized Losses from Investments..................................                 (341,915)
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................               $4,260,402
                                                                                                    ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        YEARS ENDED
                                                                                            ------------------------------------
                                                                                            DECEMBER 31,            DECEMBER 31,
                                                                                                1996                    1995
                                                                                            ------------            ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income..................................................................    $  4,602,317            $  7,020,860
 Net realized gains from securities transactions........................................         576,218                  77,225
 Net change in unrealized appreciation (depreciation) from investments..................        (918,133)              2,319,671
                                                                                             -----------             -----------
   Net increase in net assets resulting from operation..................................       4,260,402               9,417,756
                                                                                             -----------             -----------
Dividends to shareholders from net investment income:
 BEA Client Shares......................................................................      (4,216,095)             (4,611,592)
 BEA Service Shares(b)..................................................................             (53)(a)            (124,208)
 BEA Investor Shares (b)................................................................        (386,164)(a)          (1,754,109)
                                                                                             -----------             -----------
Total dividends to shareholders from net investment income..............................      (4,602,312)             (6,489,909)
                                                                                             -----------             -----------
Dividends to shareholders in excess of net investment income:
 BEA Client Shares......................................................................         --                      (75,299)
 BEA Service Shares.....................................................................         --                       (2,028)
 BEA Investor Shares....................................................................         --                      (28,642)
                                                                                             -----------             -----------
Total dividends to shareholders in excess of net investment income......................         --                     (105,969)
                                                                                             -----------             -----------
Return of capital distributions:
 BEA Client Shares......................................................................         --                     (301,983)
 BEA Service Shares.....................................................................         --                       (8,134)
 BEA Investor Shares....................................................................         --                     (114,865)
                                                                                             -----------             -----------
Total return of capital distributions...................................................         --                     (424,982)
                                                                                             -----------             -----------
Total dividends and distributions to shareholders.......................................      (4,602,312)             (7,020,860)
                                                                                             -----------             -----------
Portfolio Share Transactions
 Net proceeds from shares subscribed....................................................       1,434,270               5,826,109
 Net asset value of shares issued to shareholders in reinvestment of dividends and
   distributions........................................................................       4,780,436               6,920,991
 Cost of shares redeemed................................................................     (52,892,499)            (48,396,100)
                                                                                             -----------             -----------
   Net decrease in net assets from Portfolio share transactions.........................     (46,677,793)            (35,649,000)
                                                                                             -----------             -----------
Total Decrease..........................................................................     (47,019,703)            (33,252,104)
NET ASSETS
 Beginning of year......................................................................     109,833,735             143,085,839
                                                                                             -----------             -----------
 End of year............................................................................    $ 62,814,032            $109,833,735
                                                                                             ===========             ===========
SHARE TRANSACTIONS:
 Issued.................................................................................         279,801               1,174,247
 Reinvested.............................................................................         818,310               1,398,285
 Redeemed...............................................................................     (10,492,337)             (9,814,580)
                                                                                             -----------             -----------
 Change in shares.......................................................................      (9,394,226)             (7,242,048)
                                                                                             ===========             ===========

---------------
(a) For the period from January 1, 1996 through December 23, 1996 for the Service Shares and through December 29, 1996 for the Investor Shares.
(b) On December 23, 1996, the Portfolio terminated and redeemed its offering of Service Shares and on December 29, 1996, the Portfolio terminated and redeemed its offering of Investor Shares.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate only to the BEA Short Duration Portfolio (the "Portfolio"). The Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital.

     The Portfolio issues three classes of shares as follows: BEA Client Shares, BEA Service Shares and BEA Investor Shares. BEA Client Shares, BEA Service Shares, and BEA Investor Shares are substantially the same, except as follows:
(a) BEA Service Shares bear fees payable to the Distributor under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the Act (the "Distribution Plan") and (b) BEA Service Shares and BEA Investor Shares bear fees payable to certain service organizations under the Special Investors Services Plan (the "Services Plan"). In addition to the fees paid pursuant to the Distribution Plan and the Services Plan by the relevant class, each class also bears the expenses associated with the printing of their shareholder reports, transfer agent fees and expenses and registration fees. The Portfolio terminated and redeemed its offering of the BEA Service Shares as of December 23, 1996 and the BEA Investor Shares as of December 29, 1996. The Portfolio plans on terminating the offering of the BEA Client Shares and redeeming them in 1997.

     At December 31, 1996, there were one billion shares of the Portfolio's $0.001 par value capital stock authorized, of which 500 million shares were classified as BEA Client Shares, 250 million shares were classified as BEA Service Shares and 250 million shares were classified as BEA Investor Shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Security Valuation

     Securities are valued through the use of an independent pricing service (the "Service") approved by the Board of Directors. The Service values securities at the mean between the most recent bid and asked prices based upon its evaluation of the market for such securities. Securities which cannot be valued as set forth above are valued by independent broker-dealer quotes. Securities denominated in foreign currencies are valued in U.S. dollars using market quotes as provided by the Service. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, at their market value each day until the

61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. The investment income of the Portfolio is allocated to the separate classes of shares based upon the relative net asset value of each class.

C) Expenses

     Organization costs were deferred and are being amortized by the Portfolio on a straight-line basis over five years. Direct expenses of the Portfolio are borne solely by the Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios.

     All other expenses (other than transfer agent fees and expenses, reports to shareholders expenses, registration and filing fees, and Securities and Exchange Commission filing fees) are allocated to their separate classes of shares based upon the relative net asset value of each class.

D) Federal Income Taxes

     It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1996, the Portfolio had a capital loss carryover of approximately $698,937 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryovers will expire December 31, 2002.

E) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets are not affected by this change.

G) Other

     The Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees on such uninvested cash balance. For the year ended December 31, 1996, custodian fees were decreased by $6,103. There was no effect on net investment income. The Portfolio could have invested such cash amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     BEA Associates ("BEA") serves as the Portfolio's investment adviser. Concord Holding Corporation ("Concord") serves as the Portfolio's administrator and Concord Financial Group, Inc. (the "Distributor") serves as the distributor of the Portfolio's shares. Concord and the Distributor are each a subsidiary of The BISYS Group, Inc.

     As Investment Adviser, BEA supervises and assists in the overall operations of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, BEA is entitled to a fee from the Portfolio at an annual rate of 0.15% of the Portfolio's average daily net assets.

     BEA has voluntarily agreed to limit the aggregate expenses of the Portfolio (generally including fees payable to Concord and BEA but excluding brokerage commissions, extraordinary expenses and fees payable under the Distribution Plan and the Services Plan) to 0.55%, 0.95% and 0.70% of the Portfolio's average daily net assets of the BEA Client Class, BEA Service Class and BEA Investor Class, respectively. If such expenses exceed this limitation, BEA will reimburse the Portfolio for any such excess expenses. For the year ended December 31, 1996, BEA voluntarily reduced expenses in the amount of $31,370, $31,193 and $21,507 for BEA Client Shares, BEA Service Shares and BEA Investor Shares, respectively, in order to comply with this voluntary limitation.

     As Administrator, Concord assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, Concord is entitled to a fee from the Portfolio at an annual rate of 0.12% of the Portfolio's average daily net assets.

     Pursuant to the Distribution Plan, the Portfolio pays the Distributor for advertising, marketing and distributing BEA Service Shares at an annual rate of 0.25% of the average daily net assets of BEA Service Shares. For the year ended December 31, 1996, BEA Service Shares incurred no fees pursuant to the Plan.

     Pursuant to the Special Investors Services Plan, the Portfolio has agreed to pay one or more service organizations, including BEA Associates, a fee at an annual rate of up to 0.15% of the average daily net assets of the outstanding BEA Service Shares and BEA Investor Shares for shareholder services provided to holders of the BEA Service Shares and BEA Investor Shares. For the year ended December 31, 1996, BEA Service Shares and BEA Investor Shares incurred $0 and $48,640, respectively, pursuant to the Special Investors Services Plan. For the year ended December 31, 1996, fees in the amount of $48,640 were waived with respect to the BEA Investor Shares.

     Certain officers and Directors of the Fund are "affiliated" persons (as defined in the Act) of Concord. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting the Fund. The Portfolio has been allocated a portion of these fees.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Portfolio invests its assets in a diversified portfolio of U.S. dollar denominated fixed income securities as disclosed in the portfolio of investments by security type. The issuer's abilities to meet their obligations may be affected by domestic economic, regional and political developments.

     The Portfolio had the following concentrations of securities at December 31, 1996 (as a percentage of total investments):

Asset Backed Securities...........    38.9%
U.S. Government Agencies..........    27.3%
Repurchase Agreements.............    22.3%
Corporate Bonds...................    11.5%
                                      -----
                                     100.0%
                                      =====

NOTE 5 -- SECURITIES TRANSACTIONS

     For the year ended December 31, 1996, the cost of purchases and the proceeds from sales of the Portfolio's securities (excluding short-term investments) amounted to $20,349,632 and $69,391,613, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

     Transactions in shares of Common Stock of the Portfolio are summarized below:

                                                                          YEARS ENDED DECEMBER 31
                                                         ----------------------------------------------------------
                                                                    1996                           1995
                                                         ---------------------------    ---------------------------
                                                            AMOUNT         SHARES          AMOUNT         SHARES
                                                         ------------    -----------    ------------    -----------
BEA CLIENT SHARES:
  Sold.................................................  $  1,415,775        246,605    $  3,493,576        703,605
  Issued in reinvestment of dividends and
    distributions......................................     4,284,449        785,730       4,894,741        988,897
  Redeemed.............................................   (18,694,247)    (3,712,147)    (40,399,814)    (8,196,200)
                                                         ------------     ----------    ------------     ----------
Net decrease in BEA Client Shares......................  $(12,994,023)    (2,679,812)   $(32,011,497)    (6,503,698)
                                                         ------------     ----------    ------------     ----------
BEA SERVICE SHARES:
  Sold.................................................            --             --    $    952,319        192,373
  Issued in reinvestment of dividends and
    distributions......................................  $         57             10         128,432         26,033
  Redeemed.............................................        (1,063)          (212)     (6,696,276)    (1,357,212)
                                                         ------------     ----------    ------------     ----------
Net decrease in BEA Service Shares.....................  $     (1,006)          (202)   $ (5,615,525)    (1,138,806)
                                                         ------------     ----------    ------------     ----------
BEA INVESTOR SHARES:
  Sold.................................................  $     18,495         33,196    $  1,380,214        278,269
  Issued in reinvestment of dividends and
    distributions......................................       495,930         32,570       1,897,818        383,355
  Redeemed.............................................   (34,197,189)    (6,779,978)     (1,300,010)      (261,168)
                                                         ------------     ----------    ------------     ----------
Net increase (decrease) in BEA Investor Shares.........  $(33,682,764)    (6,714,212)   $  1,978,022        400,456
                                                         ------------     ----------    ------------     ----------
Net decrease in Portfolio Shares.......................  $(48,677,793)    (9,394,226)   $(35,649,000)    (7,242,048)
                                                         ============     ==========    ============     ==========

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        YEARS ENDED DECEMBER 31
                                                     --------------------------------------------------------------
                                                      1996         1995          1994          1993         1992*
                                                     -------      -------      --------      --------      --------
BEA CLIENT SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD............     $  4.99      $  4.89      $   5.01      $   5.00      $   5.00
                                                     -------      -------      --------      --------      --------
Income from investment operations:
  Net investment income.........................        0.29         0.30          0.25          0.22          0.20
  Net realized and unrealized gains (losses)
    from securities transactions................       (0.01)        0.10         (0.12)         0.05          0.01
                                                     -------      -------      --------      --------      --------
  Total from investment operations..............        0.28         0.40          0.13          0.27          0.21
                                                     -------      -------      --------      --------      --------
Less dividends and distributions:
  Dividends from net investment income..........       (0.29)       (0.28)        (0.25)        (0.22)        (0.20)
  Return of capital distributions...............          --        (0.02)           --            --            --
  Distributions from net realized gains on
    securities transactions.....................          --           --            --         (0.04)        (0.01)
                                                     -------      -------      --------      --------      --------
Total dividends and distributions...............       (0.29)       (0.30)        (0.25)        (0.26)        (0.21)
                                                     -------      -------      --------      --------      --------
Net change in net asset value...................       (0.01)        0.10         (0.12)         0.01            --
                                                     -------      -------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..................     $  4.98      $  4.99      $   4.89      $   5.01      $   5.00
                                                     =======      =======      ========      ========      ========
Total return....................................        5.73%        8.30%         2.75%         5.06%         4.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...............     $62,814      $76,354      $106,659      $119,854      $126,619
  Ratio of expenses to average net assets.......        0.57%        0.54%         0.48%         0.50%         0.16%
  Ratio of net investment income to average net
    assets......................................        5.80%        5.98%         5.12%         4.44%         4.09%
  Ratio of expenses to average net assets**.....        0.62%(a)     0.54%         0.48%         0.51%         0.27%
  Ratio of net investment income to average net
    assets**....................................        5.76%        5.98%         5.12%         4.43%         3.98%
  Portfolio turnover............................          33%          69%          263%          407%           70%

---------------
 * Immediately after the close of business on December 9, 1992, the Portfolio underwent a reverse 5 for 1 stock split. Subsequently, the Portfolio changed its investment objective from that of a money market with a stable net asset value of $1.00 per share to a non-money market fund with a fluctuating net asset value.
** During the period, certain fees were voluntarily reduced and/or certain expenses were reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             YEARS ENDED DECEMBER 31                  PERIOD ENDED
                                               ---------------------------------------------------    DECEMBER 31,
                                                1996***         1995          1994          1993         1992*
                                               ---------      --------      --------      --------    ------------
BEA SERVICE SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD......     $    4.99      $   4.89      $   5.01      $   5.00       $ 5.01
                                                 -------        ------        ------       -------       ------
Income from investment operations:
  Dividends from net investment income....          0.25          0.27          0.23          0.20           --
  Net realized and unrealized gains
    (losses) from securities
    transactions..........................         (0.02)         0.10         (0.12)         0.05           --
                                                 -------        ------        ------       -------       ------
  Total from investment operations........          0.23          0.37          0.11          0.25           --
                                                 -------        ------        ------       -------       ------
Less dividends and distributions:
  Dividends from net investment income....         (0.25)        (0.25)        (0.23)        (0.20)          --
  Return of capital distributions.........            --         (0.02)           --            --           --
  Distributions from net realized gains on
    securities transactions...............            --            --            --         (0.04)       (0.01)
                                                 -------        ------        ------       -------       ------
Total distributions.......................         (0.25)        (0.27)        (0.23)        (0.24)       (0.01)
                                                 -------        ------        ------       -------       ------
Net change in net asset value.............         (0.02)         0.10         (0.12)         0.01        (0.01)
                                                 -------        ------        ------       -------       ------
NET ASSET VALUE, AT DECEMBER 23, 1996.....     $    4.97            NA            NA            NA           NA
                                                 -------        ------        ------       -------       ------
NET ASSET VALUE, END OF PERIOD............     $    0.00      $   4.99      $   4.89      $   5.01       $ 5.00
                                                 =======        ======        ======       =======       ======
Total return..............................          5.04%         7.67%         2.25%         4.62%        0.33%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000).........     $       0      $      1      $  5,566      $ 36,821       $1,085
  Ratio of expenses to average net
    assets................................          0.50%         0.95%         0.95%         0.93%        0.79%(b)
  Ratio of net investment income to
    average net assets....................          5.27%         5.58%         4.46%         4.01%        4.77%(b)
  Ratio of expenses to average net
    assets**..............................       3711.54%(c)      2.06%         1.29%         0.98%        0.79%(b)
  Ratio of net investment income to
    average net assets**..................      -3098.51%         4.48%         4.12%         3.96%        4.77%(b)
  Portfolio turnover......................            33%           69%          263%          407%          70%

---------------
  * For the period from December 29, 1992 (initial offering of Service Shares) through December 31, 1992.
 ** During the period, certain fees were voluntarily reduced and/or certain expenses were reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** For the period from January 1, 1996, through December 23, 1996 when the
    Portfolio terminated and redeemed its offering of Service Shares.
(a) Total return is not annualized as it may not be representative of the total return for the year.
(b) Annualized.
(c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
NA = Not Applicable.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
BEA SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    PERIOD ENDED
                                                                  YEARS ENDED DECEMBER 31           DECEMBER 31,
                                                           -------------------------------------    ------------
                                                            1996***         1995          1994         1993*
                                                           ---------      --------      --------    ------------
BEA INVESTOR SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..................     $    4.99      $   4.89      $   5.00      $   5.04
                                                               -----       -------       -------       -------
Income from investment operations:
  Dividends from net investment income................          0.28          0.29          0.25          0.03
  Net realized and unrealized gains (losses) from
    securities transactions...........................         (0.01)         0.10         (0.11)           --
                                                               -----       -------       -------       -------
  Total from investment operations....................          0.27          0.39          0.14          0.03
                                                               -----       -------       -------       -------
Less dividends and distributions:
  Dividends from net investment income................         (0.28)        (0.27)        (0.25)        (0.03)
  Return of capital distributions.....................            --         (0.02)           --            --
  Distributions from net realized gains on securities
    transactions......................................            --            --            --         (0.04)
                                                               -----       -------       -------       -------
Total Distributions...................................         (0.28)        (0.29)        (0.25)        (0.07)
                                                               -----       -------       -------       -------
Net change in net asset value.........................         (0.01)         0.10         (0.11)        (0.04)
                                                               -----       -------       -------       -------
NET ASSET VALUE, AT DECEMBER 29, 1996.................     $    4.98            NA            NA            NA
                                                               -----       -------       -------       -------
NET ASSET VALUE, END OF PERIOD........................     $    0.00      $   4.99      $   4.89      $   5.00
                                                               =====       =======       =======       =======
Total Return..........................................          5.56%         8.21%         2.88%         0.59%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000).....................     $       0      $ 33,479      $ 30,861      $ 24,847
  Ratio of expenses to average net assets.............          0.29%         0.63%         0.55%         0.55%(b)
  Ratio of net investment income to average net
    assets............................................          5.85%         5.90%         5.03%         4.48%(b)
  Ratio of expenses to average net assets**...........          1.44%(c)      0.76%         0.71%         0.70%(b)
  Ratio of net investment income to average net
    assets**..........................................          4.79%         5.77%         4.87%         4.33%(b)
  Portfolio Turnover..................................            33%           69%          263%          407%

---------------
  * Period from November 4, 1993 (initial offering of Investor Shares) through December 31, 1993.
 ** During the period, certain fees were voluntarily reduced and/or certain expenses were reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** For the period from January 1, 1996, through December 29, 1996 when the Portfolio terminated and redeemed its offering of Investor Shares.
 (a) Total return is not annualized as it may not be representative of the total return for the year.
 (b) Annualized.
 (c) During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
NA = Not Applicable.

See Notes to Financial Statements

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and
Board of Directors
The Infinity Mutual Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities of the BEA Short Duration Portfolio (formerly Pegasus Prime Portfolio) (one of the portfolios constituting The Infinity Mutual Funds, Inc.), including the portfolio of investments as of December 31, 1996, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BEA Short Duration Portfolio as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

New York, New York

February 14, 1997

--------------------------------------------------------------------------------

Federal Income Tax Status of Dividends (Unaudited)
--------------------------------------------------------------------------------

The Infinity Mutual Funds, Inc. -- BEA Short Duration Portfolio has determined that 100% of the dividends paid during the year ended December 31, 1996 were paid from net investment income and are subject to federal income tax. Of these dividends, 11.58% was derived from U.S. Government Obligations.

--------------------------------------------------------------------------------

                           [INFINITY MUTUAL FUNDS LOGO]

                 ------------------------------------------------
                         THE INFINITY MUTUAL FUNDS, INC.
                                3435 Stelzer Road
                                Columbus, OH 43219
                                  1-800-852-9730

                 ------------------------------------------------
                                INVESTMENT ADVISER
                                  BEA ASSOCIATES
                               One Citicorp Center
                               153 East 53rd Street
                                New York, NY 10019

                 ------------------------------------------------
                                  ADMINISTRATOR
                           CONCORD HOLDING CORPORATION
                                3435 Stelzer Road
                                Columbus, OH 43219

                 ------------------------------------------------
                                   DISTRIBUTOR
                          CONCORD FINANCIAL GROUP, INC.
                                3435 Stelzer Road
                                Columbus, OH 43219

                 ------------------------------------------------
                                    CUSTODIAN
                               THE BANK OF NEW YORK
                               90 Washington Street
                                New York, NY 10286

                 ------------------------------------------------
                                  TRANSFER AGENT
                           & DIVIDEND DISBURSING AGENT
                          BISYS FUND SERVICES OHIO, INC.
                                3435 Stelzer Road
                                Columbus, OH 43219

                  This report is not authorized for distribution
             to prospective investors unless preceded or accompanied
                             by a current prospectus.




                       THE INFINITY MUTUAL FUNDS, INC.

                                     BEA
                                SHORT DURATION
                                  PORTFOLIO
                                ANNUAL REPORT
                              December 31, 1996

                            B         E         A


COIBEAD96A